Activity that Occured for Level Three Assets (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period	$ 44,158		$ 43,569
Actual Return on Plan Assets For Assets Still Held at Reporting Date	564		1,283
Actual Return on Plan Assets For Assets Sold During Year	47		924
Settlements	(15,201)	[1]	(1,618)	[1]
Balance at End of Period	$ 29,568		$ 44,158

[1]	Includes the impact of exchange rate changes during the year.